Results related to associates (Details) - Wings Therapeutics Inc - EUR (€)	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of associates [line items]
Loss on share of profits of associates	€ 52,000	€ 261,000
Gain on sale of assets		€ 959,000